Intangible Assets - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about intangible assets [line items]
Intangible asset, carrying amount	¥ 1,874,824		¥ 1,758,582			$ 269,685
Pre-tax discount rate	14.34%	14.34%	12.54%
Estimated revenue growth rate	0.00%	0.00%
Pre-tax discount rate that would result in an impairment	17.92%		14.03%			17.92%
Estimation of future business projection	In 2021 and 2022, the Group performs an impairment test on the development costs that are not available for use. No impairment has been identified. The recoverable amount was determined based on its value in use using the discounted cash flow approach. Cash flows were projected based on historical growth, past experience and management best estimation of future business outlook. In 2022, the Group used 7 years (2021: 8 years) forecast and were based on the updated financial budgets approved by the senior management with no terminal value.	In 2021 and 2022, the Group performs an impairment test on the development costs that are not available for use. No impairment has been identified. The recoverable amount was determined based on its value in use using the discounted cash flow approach. Cash flows were projected based on historical growth, past experience and management best estimation of future business outlook. In 2022, the Group used 7 years (2021: 8 years) forecast and were based on the updated financial budgets approved by the senior management with no terminal value.
Pre-tax discount rate that would results in an impairment	19.17%		15.69%			19.17%
Long term rates used to extrapolate the budget	5.00%		5.00%			5.00%
Payment for trademark license fee				¥ 169,800	$ 24,400
Capitalized developemnt costs gross	¥ 1,874,824		¥ 1,758,582			$ 269,685
Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Estimated revenue growth rate	15.00%	15.00%	5.00%
Percentage decrease in demand that would result in an impairment	4.88%		13.86%			4.88%
Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Estimated revenue growth rate	20.00%	20.00%	12.00%
Percentage decrease in demand that would result in an impairment	26.64%		15.21%			26.64%
Guangxi Yuchai Machinery Company Limited [member]
Disclosure of detailed information about intangible assets [line items]
Pre-tax discount rate applied to cash flow projection	14.34%		12.54%			14.34%
Impairment on goodwill	¥ 0
Technology development cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible asset, carrying amount	181,200		¥ 313,600			$ 26,100
Capitalized developemnt costs gross	1,052,200		992,300			$ 151,400
Technology Know How [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible asset, carrying amount	5,900
Transfers from development costs to Technology Know-how	121,200	$ 17,400	¥ 414,700
Technology Know How [Member] | Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Intangible asset, carrying amount	¥ (126,700)